Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2020
Registrant Name	American Funds Target Date Retirement Series
Entity Central Index Key	0001380175
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2020
Document Effective Date	Jan. 31, 2020
Prospectus Date	Jan. 01, 2020
American Funds 2065 Target Date Retirement Fund SM | Class R-2E
Prospectus:
Trading Symbol	RBEOX
American Funds 2065 Target Date Retirement Fund SM | Class C
Prospectus:
Trading Symbol	CCLTX
American Funds 2065 Target Date Retirement Fund SM | Class F-1
Prospectus:
Trading Symbol	FAXTX
American Funds 2065 Target Date Retirement Fund SM | Class F-2
Prospectus:
Trading Symbol	FBMTX
American Funds 2065 Target Date Retirement Fund SM | Class F-3
Prospectus:
Trading Symbol	FCQTX
American Funds 2065 Target Date Retirement Fund SM | Class R-1
Prospectus:
Trading Symbol	RAQTX
American Funds 2065 Target Date Retirement Fund SM | Class R-2
Prospectus:
Trading Symbol	RBOTX
American Funds 2065 Target Date Retirement Fund SM | Class A
Prospectus:
Trading Symbol	AAOTX
American Funds 2065 Target Date Retirement Fund SM | Class R-3
Prospectus:
Trading Symbol	RCPTX
American Funds 2065 Target Date Retirement Fund SM | Class R-4
Prospectus:
Trading Symbol	RDLTX
American Funds 2065 Target Date Retirement Fund SM | Class R-5
Prospectus:
Trading Symbol	REOTX
American Funds 2065 Target Date Retirement Fund SM | Class R-5E
Prospectus:
Trading Symbol	RHLTX
American Funds 2065 Target Date Retirement Fund SM | Class R-6
Prospectus:
Trading Symbol	RFVTX
American Funds 2065 Target Date Retirement Fund SM | Class T
Prospectus:
Trading Symbol	TDTTX